UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number:	811-04864

Exact name of registrant as specified in charter:	Prudential Investment Portfolios 7
(f/k/a JennisonDryden Portfolios)

Address of principal executive offices:	Gateway Center 3,
100 Mulberry Street,
Newark, New Jersey 07102

Name and address of agent for service:	Deborah A. Docs
Gateway Center 3,
100 Mulberry Street,
Newark, New Jersey 07102

Registrant’s telephone number, including area code:	800-225-1852

Date of fiscal year end:	8/31/2010

Date of reporting period:	5/31/2010

Item 1.	Schedule of Investments

Prudential Jennison Value Fund

Schedule of Investments

as of May 31, 2010 (Unaudited)

Shares	Description	Value
LONG-TERM INVESTMENTS 95.4%
COMMON STOCKS 94.1%
Aerospace & Defense 1.6%
94,300	Precision Castparts Corp.	$11,004,810
63,730	United Technologies Corp.	4,294,127

		15,298,937
Auto Components 2.8%
449,750	Goodyear Tire & Rubber Co. (The)(a)	5,352,025
132,200	Johnson Controls, Inc.	3,771,666
262,940	Lear Corp.(a)	17,793,150

		26,916,841
Capital Markets 5.8%
651,662	Bank of New York Mellon Corp. (The)	17,725,206
64,550	Goldman Sachs Group, Inc. (The)	9,311,983
582,800	Morgan Stanley	15,799,708
730,700	TD Ameritrade Holding Corp.(a)	12,955,311

		55,792,208
Chemicals 1.4%
514,200	Dow Chemical Co. (The)	13,837,122

Commercial Banks 1.3%
441,307	Wells Fargo & Co.	12,661,098

Commercial Services & Supplies 1.8%
537,960	Waste Management, Inc.(b)	17,489,080

Communications Equipment 0.9%
232,800	QUALCOMM, Inc.	8,278,368

Computers & Peripherals 1.3%
930,000	Dell, Inc.(a)	12,396,900

Consumer Finance 0.9%
741,600	SLM Corp.(a)	8,239,176

Diversified Consumer Services 1.5%
886,800	H&R Block, Inc.	14,259,744

Diversified Financial Services 3.0%
563,600	Bank of America Corp.	8,871,064
520,800	JPMorgan Chase & Co.	20,613,264

		29,484,328
Electric Utilities 1.8%
230,500	Entergy Corp.	17,303,635

Electronic Equipment & Instruments 1.9%
2,760,920	Flextronics International Ltd.(a)	18,111,635

Food & Staples Retailing 3.1%
811,572	Kroger Co. (The)	16,336,944
266,400	Wal-Mart Stores, Inc.	13,469,184

		29,806,128
Food Products 5.2%
282,947	Bunge Ltd.(b)	13,796,496
785,300	ConAgra Foods, Inc.	18,988,554
269,000	Kraft Foods, Inc. (Class A Stock)	7,693,400
556,574	Tyson Foods, Inc. (Class A Stock)	9,784,571

		50,263,021
Healthcare Providers & Services 3.1%
185,800	Aetna, Inc.	5,417,928
566,100	Omnicare, Inc.(b)	14,214,771
195,500	UnitedHealth Group, Inc.	5,683,185
100,700	WellPoint, Inc.(a)	5,165,910

		30,481,794
Hotels, Restaurants & Leisure 1.6%
383,200	Yum! Brands, Inc.	15,692,040

Independent Power Producers & Energy Traders 2.0%
741,656	Calpine Corp.(a)	10,160,687
386,300	NRG Energy, Inc.(a)(b)	9,020,105

		19,180,792
Insurance 5.4%
155,900	Arch Capital Group Ltd.(a)	11,461,768
421,200	Axis Capital Holdings Ltd.	12,804,480

131,100	Berkshire Hathaway, Inc. (Class B Stock)(a)	9,249,105
232,533	MetLife, Inc.	9,415,261
198,100	Travelers Cos., Inc. (The)	9,800,007

		52,730,621
Internet Software & Services 2.1%
884,317	IAC/InterActiveCorp(a)	20,741,655

Machinery 1.5%
377,500	Ingersoll-Rand PLC	14,084,525

Media 7.8%
999,400	Comcast Corp. (Class A Stock)	18,079,146
990,878	Liberty Global, Inc. (Series C)(a)(b)	25,425,929
349,100	Time Warner Cable, Inc.	19,106,243
402,100	Viacom, Inc. (Class B Stock)(a)	13,514,581

		76,125,899
Metals & Mining 1.6%
294,100	Newmont Mining Corp.	15,828,462

Multi-Utilities 1.7%
366,700	Sempra Energy	16,868,200

Oil, Gas & Consumable Fuels 16.7%
335,737	Anadarko Petroleum Corp.	17,569,117
195,600	Apache Corp.	17,514,024
202,800	Canadian Natural Resources Ltd.	14,086,488
164,100	EOG Resources, Inc.	17,204,244
222,900	Murphy Oil Corp.	11,898,402
154,000	Noble Energy, Inc.	9,161,460
247,000	Occidental Petroleum Corp.	20,379,970
349,800	Petroleo Brasileiro SA (Brazil), ADR	12,459,876
305,500	Southern Union Co.	6,650,735
231,000	Southwestern Energy Co.(a)	8,687,910
282,200	Suncor Energy, Inc.	8,595,812
236,629	Trident Resources Corp. (Canada), Private Placement (original cost $9,942,621; purchased 3/11/05- 1/05/06)(a)(c)(d)(h)	—
902,700	Williams Cos., Inc. (The)	17,828,325

		162,036,363
Pharmaceuticals 4.8%
696,300	Mylan, Inc.(a)(b)	13,536,072
249,100	Novartis AG (Switzerland), ADR	11,211,991

760,112	Pfizer, Inc.	11,576,506
355,400	Sanofi-Aventis SA (France), ADR	10,630,014

		46,954,583
Real Estate Investment Trusts 1.0%
598,923	Annaly Capital Management, Inc.	10,157,734

Semiconductors & Semiconductor Equipment 0.8%
923,924	Advanced Micro Devices, Inc.(a)(b)	7,918,029

Software 6.2%
1,284,500	CA, Inc.	26,011,125
618,200	Nuance Communications, Inc.(a)	10,531,037
1,632,500	Symantec Corp.(a)	23,132,525

		59,674,687
Thrifts & Mortgage Finance 0.8%
583,140	People’s United Financial, Inc.	8,146,466

Wireless Telecommunication Services 2.7%
1,284,800	MetroPCS Communications, Inc.(a)(b)	11,550,352
390,999	NII Holdings, Inc.(a)	14,259,734

		25,810,086

	TOTAL COMMON STOCKS (cost $861,852,956)	912,570,157

PREFERRED STOCKS 1.3%
Consumer Finance 0.4%
6,530	SLM Corp., 7.250%, 12/15/10 (Series C)	3,795,759

Pharmaceuticals 0.9%
7,560	Mylan, Inc., 6.500%, 11/15/10	8,904,092

	TOTAL PREFERRED STOCKS (cost $7,567,394)	12,699,851

Principal Amount (000)
CORPORATE BOND
Oil, Gas & Consumable Fuels
CAD 8,920	Trident Resources Corp. (Canada), Sub. Unsec’d. Note, Private Placement, due 8/12/12 (cost $8,389,589; purchased 8/20/07- 8/31/09)(a)(c)(d)(h)	—

Units
WARRANT
Oil, Gas & Consumable Fuels
720,366	Trident Resources Corp. (Canada), Private Placement, expiring 1/1/15 (a)(c)(d)(h) (cost $0)	—	(i)

	TOTAL LONG-TERM INVESTMENTS (cost $877,809,939)	925,270,008

Shares
SHORT-TERM INVESTMENT 11.7%
Affiliated Money Market Mutual Fund
113,767,165	Prudential Investment Portfolios 2-Prudential Core Taxable Money Market Fund (cost $113,767,165; includes $71,956,762 of cash collateral received for securities on loan)(e)(f)	113,767,165

	TOTAL INVESTMENTS (g) 107.1% (cost $991,577,104)(j)	1,039,037,173
	Liabilities in excess of other assets (7.1%)	(68,901,168)

	NET ASSETS 100.0%	$970,136,005

The following abbreviations are used in the portfolio descriptions:

ADR—American Depositary Receipt

CAD—Canadian Dollar

(a)	Non-income producing security.
(b)	All or a portion of security is on loan. The aggregate market value of such securities is $69,403,994; cash collateral of $71,956,762 (included in liabilities) was received with which the Fund purchased highly liquid short-term investments.
(c)	Indicates a security that has been deemed illiquid.

(d)	Indicates a restricted security, the aggregate original cost of such securities is $18,332,210. The aggregate value of $0 is 0.0% of net assets.
(e)	Prudential Investments LLC, the manager of the Fund, also serves as manager of the Prudential Investment Portfolios 2-Prudential Core Taxable Money Market Fund.
(f)	Represents security, or a portion thereof, purchased with cash collateral received for securities on loan.
(g)	As of May 31, 2010, 3 securities representing $0 and 0.0% of the net assets were fair valued in accordance with the policies adopted by the Board of Trustees.
(h)	The issuer has filed for bankruptcy and has defaulted in the payment of interest on debt security. The security has been fair valued at zero. Pursuant to the Plan of Reorganization of Trident Resources Corp. (TRC), all instruments representing obligations or ownership interests of TRC were cancelled on June 30, 2010. Accordingly, all investments in TRC acquired prior to the Reorganization have been written off as of that date.
(i)	The amount represents fair value of derivative instruments subject to equity contracts risk exposure as of May 31, 2010.
(j)	The United States federal income tax basis of the Fund’s investments and the net unrealized appreciation as of May 31, 2010 were as follows:

Tax Basis of Investments	Appreciation	Depreciation	Net Unrealized Appreciation
$999,210,388	$114,877,202	$(75,050,417)	$39,826,785

The difference between the book basis and tax basis of investments is primarily attributable to deferred losses on wash sales.

Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in the three broad levels listed below.

Level 1 - quoted prices in active markets for identical securities

Level 2 - other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

Level 3 - significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The following is a summary of the inputs used as of May 31, 2010 in valuing the Fund’s assets carried at fair value:

	Level 1	Level 2	Level 3
Investments in Securities
Common Stocks	$912,570,157	$—	$—
Preferred Stocks	12,699,851	—	—
Corporate Bond	—	—	—
Warrant	—	—	—
Affiliated Money Market Mutual Fund	113,767,165	—	—

Total	$1,039,037,173	$—	$—

Notes to Schedule of Investments (Unaudited)

Securities Valuation: Securities listed on a securities exchange (other than options on securities and indices) are valued at the last sale price on such exchange on the day of valuation or, if there was no sale on such day, at the mean between the last reported bid and asked prices, or at the last bid price on such day in the absence of an asked price. Securities traded via Nasdaq are valued at the Nasdaq official closing price (“NOCP”) on the day of valuation, or if there was no NOCP, at the last sale price. Securities that are actively traded in the over-the-counter market, including listed securities for which the primary market is believed by Prudential Investments LLC (“PI” or “Manager”), in consultation with the subadvisers; to be over-the-counter, are valued at market value using prices provided by an independent pricing agent or principal market maker.

Corporate bonds (other than convertible debt securities) and U.S. government securities that are actively traded in the over-the-counter market, including listed securities for which the primary market is believed by an adviser in consultation with the Manager to be over-the-counter, are valued by a independent pricing agent or more than one principal market maker (if available, otherwise by a principal market maker or a primary market dealer). Convertible debt securities that are actively traded in the over-the-counter market, including listed securities for which the primary market is believed by an adviser in consultation with the Manager to be over-the-counter, are valued by an independent pricing agent or at the mean between the last reported bid and asked prices (or at the last bid price in the absence of an asked price) provided by more than one principal market maker (if available, otherwise by a principal market maker or a primary market dealer).

Securities for which market quotations are not readily available, or whose values have been affected by events occurring after the close of the security’s foreign market and before the Fund’s normal pricing time, are valued at fair value in accordance with the Board of Trustees’ approved fair valuation procedures. When determining the fair valuation of securities, some of the factors influencing the valuation include, the nature of any restrictions on disposition of the securities; assessment of the general liquidity of the securities; the issuer’s financial condition and the markets in which it does business; the cost of the investment; the size of the holding and the capitalization of issuer; the prices of any recent transactions or bids/offers for such securities or any comparable securities; any available analyst media or other reports or information deemed reliable by the investment adviser regarding the issuer or the markets or industry in which it operates. Using fair value to price securities may result in a value that is different from a security’s most recent closing price and from the price used by other mutual funds to calculate their net asset values.

Market values of investments traded in foreign currency are translated into U.S. dollars at the current rates of exchange.

Investments in mutual funds are valued at the net asset value as of the close of the New York Stock Exchange on the date of valuation.

Short-term debt securities of sufficient credit quality which mature in sixty days or less are valued at amortized cost, which approximates fair value. The amortized cost method involves valuing a security at its cost on the date of purchase and thereafter assuming a constant amortization to maturity of the difference between the principal amount due at maturity and cost. Short-term debt securities which mature in more than sixty days are valued at current market quotations.

The Fund may hold up to 15% of its net assets in illiquid securities including repurchase agreements which have a maturity of longer than seven days, certain securities with legal or contractual restrictions on resale (restricted securities) and securities that are not readily marketable. Restricted securities are valued pursuant to the valuation procedures noted above.

The Fund invests in the Prudential Core Taxable Money Market Fund (the “Portfolio”), a portfolio of Prudential Investment Portfolios 2. The Portfolio is a money market mutual fund registered under the Investment Company Act of 1940, as amended, and managed by PI.

Other information regarding the Fund is available in the Fund’s most recent Report to Shareholders. This information is available on the Securities and Exchange Commission’s website (www.sec.gov).

Item 2.	Controls and Procedures

(a)	It is the conclusion of the registrant’s principal executive officer and principal financial officer that the effectiveness of the registrant’s current disclosure controls and procedures (such disclosure controls and procedures having been evaluated within 90 days of the date of this filing) provide reasonable assurance that the information required to be disclosed by the registrant has been recorded, processed, summarized and reported within the time period specified in the Commission’s rules and forms and that the information required to be disclosed by the registrant has been accumulated and communicated to the registrant’s principal executive officer and principal financial officer in order to allow timely decisions regarding required disclosure.

(b)	There have been no significant changes in the registrant’s internal controls or in other factors that could significantly affect these controls subsequent to the date of their evaluation, including any corrective actions with regard to significant deficiencies and material weaknesses.

Item 3.	Exhibits

Certifications pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 – Attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) Prudential Investment Portfolios 7 (f/k/a JennisonDryden Portfolios)

By (Signature and Title)*	/S/ DEBORAH A. DOCS
Deborah A. Docs
Secretary of the Fund

Date July 28, 2010

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*	/S/ JUDY A. RICE
Judy A. Rice
President and Principal Executive Officer

Date July 28, 2010

By (Signature and Title)*	/S/ GRACE C. TORRES
Grace C. Torres
Treasurer and Principal Financial Officer

Date July 28, 2010

*	Print the name and title of each signing officer under his or her signature.